Consolidated Balance Sheets - USD ($)		Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Current Assets:
Cash		$ 5,811,798	$ 4,567,608	$ 6,256,236
Restricted cash		1,489,216
Short-term investments		17,850,648	7,234,607
Accounts receivable, net		21,826,297	30,742,914
Notes receivable		1,054,528	1,304,004
Advance to suppliers, net		5,896,595	5,637,829
Inventories		5,396,634	7,877,202
Prepaid expenses and other current assets, net		1,567,060	1,351,049
Total current assets		61,747,189	58,760,061
Non-current assets:
Long-term investments		1,758,515	1,670,461
Deferred offering costs		437,653	271,155
Property and equipment, net		4,111,919	3,838,135
Intangible assets		140,070	152,901
Operating lease right-of-use assets, net		668,259	712,065
Loans receivable, non-current		725,699
Other non-current assets		44,746	52,351
Total non-current assets		7,886,861	6,697,068
Total Assets		69,634,050	65,457,129
Current Liabilities:
Short-term loans		50,899	1,090,378
Accounts payable		10,731,238	11,758,870
Advance from customers		2,292,728	1,465,285
Taxes payable		3,418,725	2,755,661
Operating lease liabilities		68,291	62,057
Other payables and other current liabilities		1,339,969	1,303,371
Total current liabilities		27,140,909	31,823,168
Non-current Liabilities:
Long-term loans		1,127,380	49,676
Deferred tax liabilities, net		307,513	1,175,703
Operating lease liabilities, non-current		602,735	650,007
Total non-current liabilities		2,037,628	1,875,386
Total Liabilities		29,178,537	33,698,554
Equity:
Ordinary shares, par value $0.001 per share, 50,000,000 shares authorized; 15,500,000 shares issued and outstanding	[1]	15,500	15,500
Subscription receivable		(15,500)	(15,500)
Additional paid-in capital		1,617,966	1,617,966
Statutory reserves		1,690,994	1,565,649
Retained earnings		37,339,006	29,368,480
Accumulated other comprehensive loss		(861,374)	(1,746,809)
Total equity attributable to Leishen Energy Holding Co., Ltd		39,786,592	30,805,286
Non-controlling interests		668,921	953,289
Total Equity		40,455,513	31,758,575	$ 29,643,706	$ 26,029,746
Total Liabilities and Equity		69,634,050	65,457,129
Related Party [Member]
Current Assets:
Due from related parties		31,535	44,848
Loan receivable - related party		822,878
Current Liabilities:
Due to related parties		$ 9,239,059	$ 13,387,546

[1]	Gives retroactive effect to reflect the business reorganization in March 2023.